Cover	Dec. 13, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 13, 2021
Current Fiscal Year End Date	--07-31
Entity File Number	333-200624
Entity Registrant Name	TRENDMAKER, INC. LIMITED
Entity Central Index Key	0001613685
Entity Tax Identification Number	46-3505091
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Lot 56935 Jalan 9/8
Entity Address, Address Line Two	Seksyen 9
Entity Address, City or Town	Bandar Baru Bangi,
Entity Address, Country	MY
City Area Code	919
Local Phone Number	633-2488
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	TMIN
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Shell Company	true